Fair Value (Details) - Schedule of reconciliation of fair values - Private warrant [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value balance at beginning of period		$ 63,178	$ 63,178
Change in fair value reported in the statements of operations		(18,051)
Fair value balance at end of period		$ 45,127